Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deposits [Abstract]
Non-interest bearing checking accounts	$ 5,534	$ 5,550
Checking accounts	13,126	14,477
Savings accounts	43,228	43,816
Money market demand deposits	8,056	11,320
Total demand, transaction and passbook deposits	69,944	75,163
Certificates of deposit	125,892	120,490
Total deposits	$ 195,836	$ 195,653